Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Annual non-elective retirement contribution	The annual non-elective retirement contribution is made for all U.S. eligible employees and is calculated as a percentage of the employee's eligible compensation each year based on the following table:

Age	Contribution Percentage
Under 40	1.50%
40.00-44.99	1.75%
45.00-49.99	2.00%
50.00-54.99	2.25%
55.00 and over	2.50%